UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: July 31, 2018

*

This Form N-Q pertains only to the following series of the Registrant: MFS Lifetime Income Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 and MFS Lifetime 2060 Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Lifetime®  Income Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 70.8%
MFS Emerging Markets Debt Fund - Class R6	809,401	$ 11,485,404
MFS Emerging Markets Debt Local Currency Fund - Class R6	863,892	5,753,519
MFS Global Bond Fund - Class R6	3,309,386	28,659,279
MFS Government Securities Fund - Class R6	6,043,638	57,293,693
MFS High Income Fund - Class R6	5,169,292	17,265,435
MFS Inflation-Adjusted Bond Fund - Class R6	5,647,243	57,263,047
MFS Limited Maturity Fund - Class R6	19,499,551	114,657,360
MFS Total Return Bond Fund - Class R6	11,058,110	114,672,600
		$ 407,050,337
International Stock Funds – 5.0%
MFS Blended Research International Equity Fund - Class R6	1,185,502	$ 14,380,141
MFS International Growth Fund - Class R6	81,613	2,865,423
MFS International Value Fund - Class R6	65,145	2,865,063
MFS Research International Fund - Class R6	443,168	8,615,195
		$ 28,725,822
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,980,148	$ 11,504,656
MFS Global Real Estate Fund - Class R6	712,865	11,527,030
		$ 23,031,686
U.S. Stock Funds – 20.0%
MFS Blended Research Core Equity Fund - Class R6	393,341	$ 11,461,958
MFS Blended Research Growth Equity Fund - Class R6	779,743	11,438,827
MFS Blended Research Mid Cap Equity Fund - Class R6	1,398,931	17,164,887
MFS Blended Research Small Cap Equity Fund - Class R6	398,882	5,727,943
MFS Blended Research Value Equity Fund - Class R6	863,026	11,538,659
MFS Growth Fund - Class R6	104,932	11,409,211
MFS Mid Cap Growth Fund - Class R6	444,392	8,567,878
MFS Mid Cap Value Fund - Class R6	350,278	8,648,353
MFS New Discovery Fund - Class R6	81,749	2,850,604
MFS New Discovery Value Fund - Class R6	175,482	2,869,128
MFS Research Fund - Class R6	253,609	11,458,071
MFS Value Fund - Class R6	284,224	11,565,068
		$ 114,700,587
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.98% (v)	1,456,955	$ 1,456,809
Total Investment Companies		$574,965,241

Other Assets, Less Liabilities – (0.1)%		(421,104)
Net Assets – 100.0%		$574,544,137
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $574,965,241.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$574,965,241	$—	$—	$574,965,241
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	411,203	3,759	(21,621)	393,341
MFS Blended Research Growth Equity Fund	827,994	11,725	(59,976)	779,743
MFS Blended Research International Equity Fund	1,143,454	64,621	(22,573)	1,185,502
MFS Blended Research Mid Cap Equity Fund	1,433,457	23,610	(58,136)	1,398,931
MFS Blended Research Small Cap Equity Fund	431,753	4,290	(37,161)	398,882
MFS Blended Research Value Equity Fund	878,665	11,157	(26,796)	863,026
MFS Commodity Strategy Fund	1,884,479	135,337	(39,668)	1,980,148
MFS Emerging Markets Debt Fund	782,462	36,231	(9,292)	809,401
MFS Emerging Markets Debt Local Currency Fund	784,357	86,859	(7,324)	863,892
MFS Global Bond Fund	3,187,074	139,254	(16,942)	3,309,386
MFS Global Real Estate Fund	750,877	4,960	(42,972)	712,865
MFS Government Securities Fund	5,980,147	151,017	(87,526)	6,043,638
MFS Growth Fund	112,187	2,668	(9,923)	104,932
MFS High Income Fund	5,091,585	147,376	(69,669)	5,169,292
MFS Inflation-Adjusted Bond Fund	5,583,435	162,735	(98,927)	5,647,243
MFS Institutional Money Market Portfolio	1,355,793	8,487,839	(8,386,677)	1,456,955
MFS International Growth Fund	83,826	735	(2,948)	81,613
MFS International Value Fund	66,037	595	(1,487)	65,145
MFS Limited Maturity Fund	19,332,770	368,326	(201,545)	19,499,551
MFS Mid Cap Growth Fund	475,078	8,680	(39,366)	444,392
MFS Mid Cap Value Fund	361,024	2,629	(13,375)	350,278
MFS New Discovery Fund	88,631	2,078	(8,960)	81,749
MFS New Discovery Value Fund	183,157	4,184	(11,859)	175,482
MFS Research Fund	267,285	1,971	(15,647)	253,609
MFS Research International Fund	442,055	11,656	(10,543)	443,168
MFS Total Return Bond Fund	10,928,270	259,798	(129,958)	11,058,110
MFS Value Fund	289,212	6,898	(11,886)	284,224
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$54,170	$604,580	$—	$—	$11,461,958
MFS Blended Research Growth Equity Fund	136,024	727,950	—	—	11,438,827
MFS Blended Research International Equity Fund	(1,811)	(296,119)	—	—	14,380,141
MFS Blended Research Mid Cap Equity Fund	70,365	638,965	—	—	17,164,887
MFS Blended Research Small Cap Equity Fund	104,461	432,476	—	—	5,727,943
MFS Blended Research Value Equity Fund	12,425	410,656	—	—	11,538,659
MFS Commodity Strategy Fund	(33,652)	(428,331)	—	—	11,504,656
MFS Emerging Markets Debt Fund	(5,705)	(213,093)	—	135,381	11,485,404
MFS Emerging Markets Debt Local Currency Fund	(10,599)	(399,159)	—	80,706	5,753,519
MFS Global Bond Fund	(16,855)	(628,230)	—	167,792	28,659,279
MFS Global Real Estate Fund	30,855	623,059	—	—	11,527,030
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(61,544)	$(56,652)	$—	$397,186	$57,293,693
MFS Growth Fund	391,394	444,640	20,118	30,538	11,409,211
MFS High Income Fund	(10,003)	(39,337)	—	220,752	17,265,435
MFS Inflation-Adjusted Bond Fund	(37,667)	(238,050)	—	381,593	57,263,047
MFS Institutional Money Market Portfolio	(4)	—	—	5,615	1,456,809
MFS International Growth Fund	23,430	68,958	—	—	2,865,423
MFS International Value Fund	1,923	66,436	—	—	2,865,063
MFS Limited Maturity Fund	(42,114)	41,723	—	664,982	114,657,360
MFS Mid Cap Growth Fund	314,075	392,724	—	—	8,567,878
MFS Mid Cap Value Fund	75,609	318,967	—	—	8,648,353
MFS New Discovery Fund	119,748	131,238	—	—	2,850,604
MFS New Discovery Value Fund	63,693	99,352	32,828	29,131	2,869,128
MFS Research Fund	194,579	548,647	—	—	11,458,071
MFS Research International Fund	3,322	76,310	—	—	8,615,195
MFS Total Return Bond Fund	(72,259)	(144,500)	—	854,777	114,672,600
MFS Value Fund	6,850	533,749	—	66,244	11,565,068
	$1,310,710	$3,716,959	$52,946	$3,034,697	$574,965,241

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2020 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 66.3%
MFS Emerging Markets Debt Fund - Class R6	619,338	$ 8,788,402
MFS Emerging Markets Debt Local Currency Fund - Class R6	777,324	5,176,978
MFS Global Bond Fund - Class R6	2,085,123	18,057,164
MFS Government Securities Fund - Class R6	3,809,528	36,114,327
MFS High Income Fund - Class R6	4,181,255	13,965,393
MFS Inflation-Adjusted Bond Fund - Class R6	3,561,571	36,114,327
MFS Limited Maturity Fund - Class R6	9,621,290	56,573,183
MFS Total Return Bond Fund - Class R6	6,210,310	64,400,918
		$ 239,190,692
International Stock Funds – 6.3%
MFS Blended Research International Equity Fund - Class R6	937,915	$ 11,376,902
MFS International Growth Fund - Class R6	73,725	2,588,490
MFS International Value Fund - Class R6	58,856	2,588,490
MFS Research International Fund - Class R6	318,926	6,199,923
		$ 22,753,805
Specialty Funds – 4.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,243,178	$ 7,222,865
MFS Global Real Estate Fund - Class R6	446,682	7,222,855
		$ 14,445,720
U.S. Stock Funds – 23.5%
MFS Blended Research Core Equity Fund - Class R6	301,593	$ 8,788,412
MFS Blended Research Growth Equity Fund - Class R6	599,074	8,788,413
MFS Blended Research Mid Cap Equity Fund - Class R6	1,010,582	12,399,845
MFS Blended Research Small Cap Equity Fund - Class R6	251,492	3,611,433
MFS Blended Research Value Equity Fund - Class R6	657,323	8,788,413
MFS Growth Fund - Class R6	80,828	8,788,413
MFS Mid Cap Growth Fund - Class R6	321,573	6,199,923
MFS Mid Cap Value Fund - Class R6	251,111	6,199,923
MFS New Discovery Fund - Class R6	51,784	1,805,716
MFS New Discovery Value Fund - Class R6	110,441	1,805,716
MFS Research Fund - Class R6	194,520	8,788,413
MFS Value Fund - Class R6	215,984	8,788,388
		$ 84,753,008
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.98% (v)	114,267	$ 114,256
Total Investment Companies		$361,257,481

Other Assets, Less Liabilities – (0.1)%		(222,637)
Net Assets – 100.0%		$361,034,844
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $361,257,481.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$361,257,481	$—	$—	$361,257,481
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	324,457	7,984	(30,848)	301,593
MFS Blended Research Growth Equity Fund	655,703	16,317	(72,946)	599,074
MFS Blended Research International Equity Fund	938,058	62,462	(62,605)	937,915
MFS Blended Research Mid Cap Equity Fund	1,061,726	25,868	(77,012)	1,010,582
MFS Blended Research Small Cap Equity Fund	274,018	5,788	(28,314)	251,492
MFS Blended Research Value Equity Fund	692,480	16,728	(51,885)	657,323
MFS Commodity Strategy Fund	1,188,669	112,854	(58,345)	1,243,178
MFS Emerging Markets Debt Fund	617,120	32,106	(29,888)	619,338
MFS Emerging Markets Debt Local Currency Fund	740,600	75,690	(38,966)	777,324
MFS Global Bond Fund	2,022,648	109,788	(47,313)	2,085,123
MFS Global Real Estate Fund	477,295	9,889	(40,502)	446,682
MFS Government Securities Fund	3,789,738	162,785	(142,995)	3,809,528
MFS Growth Fund	88,699	3,120	(10,991)	80,828
MFS High Income Fund	4,278,764	138,831	(236,340)	4,181,255
MFS Inflation-Adjusted Bond Fund	3,544,324	153,749	(136,502)	3,561,571
MFS Institutional Money Market Portfolio	102,405	1,912,949	(1,901,087)	114,267
MFS International Growth Fund	79,333	2,035	(7,643)	73,725
MFS International Value Fund	62,362	1,434	(4,940)	58,856
MFS Limited Maturity Fund	9,260,282	526,044	(165,036)	9,621,290
MFS Mid Cap Growth Fund	351,639	8,450	(38,516)	321,573
MFS Mid Cap Value Fund	265,586	4,540	(19,015)	251,111
MFS New Discovery Fund	56,184	2,123	(6,523)	51,784
MFS New Discovery Value Fund	115,985	4,070	(9,614)	110,441
MFS Research Fund	211,154	3,759	(20,393)	194,520
MFS Research International Fund	326,278	13,266	(20,618)	318,926
MFS Total Return Bond Fund	6,079,323	290,284	(159,297)	6,210,310
MFS Value Fund	229,286	5,962	(19,264)	215,984
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$121,851	$391,616	$—	$—	$8,788,412
MFS Blended Research Growth Equity Fund	212,284	464,398	—	—	8,788,413
MFS Blended Research International Equity Fund	46,803	(289,315)	—	—	11,376,902
MFS Blended Research Mid Cap Equity Fund	126,055	394,620	—	—	12,399,845
MFS Blended Research Small Cap Equity Fund	72,990	264,328	—	—	3,611,433
MFS Blended Research Value Equity Fund	95,544	231,657	—	—	8,788,413
MFS Commodity Strategy Fund	(36,474)	(255,874)	—	—	7,222,865
MFS Emerging Markets Debt Fund	(16,633)	(155,703)	—	105,201	8,788,402
MFS Emerging Markets Debt Local Currency Fund	(56,746)	(326,665)	—	74,772	5,176,978
MFS Global Bond Fund	(45,930)	(361,861)	—	105,820	18,057,164
MFS Global Real Estate Fund	25,829	384,689	—	—	7,222,855
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Government Securities Fund	$(90,335)	$(1,519,831)	$—	$250,251	$36,114,327
MFS Growth Fund	583,309	5,805,892	15,650	23,756	8,788,413
MFS High Income Fund	(42,301)	214,908	—	182,112	13,965,393
MFS Inflation-Adjusted Bond Fund	(45,010)	(269,051)	—	240,395	36,114,327
MFS Institutional Money Market Portfolio	(9)	—	—	466	114,256
MFS International Growth Fund	141,867	1,530,835	—	—	2,588,490
MFS International Value Fund	128,039	1,643,649	—	—	2,588,490
MFS Limited Maturity Fund	(28,056)	(1,010,975)	—	321,881	56,573,183
MFS Mid Cap Growth Fund	380,574	4,262,957	—	—	6,199,923
MFS Mid Cap Value Fund	231,007	4,031,696	—	—	6,199,923
MFS New Discovery Fund	120,121	1,099,011	—	—	1,805,716
MFS New Discovery Value Fund	48,043	705,643	20,397	18,101	1,805,716
MFS Research Fund	402,201	4,917,490	—	—	8,788,413
MFS Research International Fund	64,246	2,397,819	—	—	6,199,923
MFS Total Return Bond Fund	(69,955)	(470,770)	—	476,295	64,400,918
MFS Value Fund	130,493	4,382,404	—	51,281	8,788,388
	$2,499,807	$28,463,567	$36,047	$1,850,331	$361,257,481

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2025 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 51.2%
MFS Emerging Markets Debt Fund - Class R6	526,771	$ 7,474,883
MFS Emerging Markets Debt Local Currency Fund - Class R6	748,256	4,983,382
MFS Global Bond Fund - Class R6	1,438,473	12,457,180
MFS Government Securities Fund - Class R6	2,628,094	24,914,328
MFS High Income Fund - Class R6	3,730,103	12,458,545
MFS Inflation-Adjusted Bond Fund - Class R6	2,137,314	21,672,368
MFS Limited Maturity Fund - Class R6	2,399,827	14,110,981
MFS Total Return Bond Fund - Class R6	2,874,668	29,810,302
		$ 127,881,969
International Stock Funds – 10.1%
MFS Blended Research International Equity Fund - Class R6	999,847	$ 12,128,147
MFS International Growth Fund - Class R6	86,351	3,031,770
MFS International New Discovery Fund - Class R6	29,586	1,081,664
MFS International Value Fund - Class R6	68,932	3,031,637
MFS Research International Fund - Class R6	311,925	6,063,830
		$ 25,337,048
Specialty Funds – 4.9%
MFS Commodity Strategy Fund - Class R6 (v)	1,043,581	$ 6,063,204
MFS Global Real Estate Fund - Class R6	375,021	6,064,095
		$ 12,127,299
U.S. Stock Funds – 33.6%
MFS Blended Research Core Equity Fund - Class R6	293,597	$ 8,555,430
MFS Blended Research Growth Equity Fund - Class R6	583,122	8,554,399
MFS Blended Research Mid Cap Equity Fund - Class R6	1,076,263	13,205,748
MFS Blended Research Small Cap Equity Fund - Class R6	211,123	3,031,728
MFS Blended Research Value Equity Fund - Class R6	640,374	8,561,800
MFS Growth Fund - Class R6	78,657	8,552,366
MFS Mid Cap Growth Fund - Class R6	342,425	6,601,950
MFS Mid Cap Value Fund - Class R6	267,712	6,609,811
MFS New Discovery Fund - Class R6	43,453	1,515,205
MFS New Discovery Value Fund - Class R6	92,718	1,515,934
MFS Research Fund - Class R6	189,361	8,555,320
MFS Value Fund - Class R6	211,082	8,588,948
		$ 83,848,639
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.98% (v)	739,700	$ 739,626
Total Investment Companies		$249,934,581

Other Assets, Less Liabilities – (0.1)%		(139,566)
Net Assets – 100.0%		$249,795,015
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $249,934,581.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$249,934,581	$—	$—	$249,934,581
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	299,897	6,035	(12,335)	293,597
MFS Blended Research Growth Equity Fund	603,882	13,003	(33,763)	583,122
MFS Blended Research International Equity Fund	949,037	72,708	(21,898)	999,847
MFS Blended Research Mid Cap Equity Fund	1,092,526	23,866	(40,129)	1,076,263
MFS Blended Research Small Cap Equity Fund	224,945	2,843	(16,665)	211,123
MFS Blended Research Value Equity Fund	639,869	17,781	(17,276)	640,374
MFS Commodity Strategy Fund	981,496	83,740	(21,655)	1,043,581
MFS Emerging Markets Debt Fund	488,392	44,430	(6,051)	526,771
MFS Emerging Markets Debt Local Currency Fund	653,540	102,598	(7,882)	748,256
MFS Global Bond Fund	1,327,248	117,417	(6,192)	1,438,473
MFS Global Real Estate Fund	389,577	2,096	(16,652)	375,021
MFS Government Securities Fund	2,488,389	169,370	(29,665)	2,628,094
MFS Growth Fund	81,852	2,397	(5,592)	78,657
MFS High Income Fund	3,528,895	223,484	(22,276)	3,730,103
MFS Inflation-Adjusted Bond Fund	1,983,490	174,433	(20,609)	2,137,314
MFS Institutional Money Market Portfolio	591,359	1,348,591	(1,200,250)	739,700
MFS International Growth Fund	87,030	2,152	(2,831)	86,351
MFS International New Discovery Fund	31,637	209	(2,260)	29,586
MFS International Value Fund	68,317	2,084	(1,469)	68,932
MFS Limited Maturity Fund	2,061,077	338,966	(216)	2,399,827
MFS Mid Cap Growth Fund	362,264	6,883	(26,722)	342,425
MFS Mid Cap Value Fund	274,888	1,395	(8,571)	267,712
MFS New Discovery Fund	46,269	1,416	(4,232)	43,453
MFS New Discovery Value Fund	95,271	2,569	(5,122)	92,718
MFS Research Fund	194,568	2,432	(7,639)	189,361
MFS Research International Fund	306,071	13,369	(7,515)	311,925
MFS Total Return Bond Fund	2,634,355	254,736	(14,423)	2,874,668
MFS Value Fund	210,915	7,534	(7,367)	211,082
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$11,049	$472,624	$—	$—	$8,555,430
MFS Blended Research Growth Equity Fund	27,018	605,604	—	—	8,554,399
MFS Blended Research International Equity Fund	(3,134)	(242,516)	—	—	12,128,147
MFS Blended Research Mid Cap Equity Fund	19,990	518,988	—	—	13,205,748
MFS Blended Research Small Cap Equity Fund	36,478	243,297	—	—	3,031,728
MFS Blended Research Value Equity Fund	4,500	308,300	—	—	8,561,800
MFS Commodity Strategy Fund	(979)	(244,188)	—	—	6,063,204
MFS Emerging Markets Debt Fund	(5,620)	(130,117)	—	86,406	7,474,883
MFS Emerging Markets Debt Local Currency Fund	(6,137)	(338,505)	—	69,039	4,983,382
MFS Global Bond Fund	(2,165)	(269,258)	—	71,335	12,457,180
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Real Estate Fund	$7,437	$334,213	$—	$—	$6,064,095
MFS Government Securities Fund	(17,111)	(32,977)	—	168,656	24,914,328
MFS Growth Fund	115,010	494,870	14,978	22,735	8,552,366
MFS High Income Fund	(4,065)	(28,897)	—	156,323	12,458,545
MFS Inflation-Adjusted Bond Fund	(4,390)	(95,701)	—	139,764	21,672,368
MFS Institutional Money Market Portfolio	11	(10)	—	3,478	739,626
MFS International Growth Fund	3,235	93,662	—	—	3,031,770
MFS International New Discovery Fund	19,898	(17,630)	—	—	1,081,664
MFS International Value Fund	962	70,696	—	—	3,031,637
MFS Limited Maturity Fund	(22)	(299)	—	75,817	14,110,981
MFS Mid Cap Growth Fund	145,567	390,994	—	—	6,601,950
MFS Mid Cap Value Fund	8,938	291,470	—	—	6,609,811
MFS New Discovery Fund	40,038	90,660	—	—	1,515,205
MFS New Discovery Value Fund	5,501	79,075	17,290	15,342	1,515,934
MFS Research Fund	17,215	527,991	—	—	8,555,320
MFS Research International Fund	2,293	55,148	—	—	6,063,830
MFS Total Return Bond Fund	(5,667)	(45,371)	—	213,553	29,810,302
MFS Value Fund	(1,054)	400,795	—	49,030	8,588,948
	$414,796	$3,532,918	$32,268	$1,071,478	$249,934,581

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2030 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 31.3%
MFS Emerging Markets Debt Fund - Class R6	1,243,630	$ 17,647,114
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,766,478	11,764,744
MFS Global Bond Fund - Class R6	2,512,919	21,761,878
MFS Government Securities Fund - Class R6	3,515,167	33,323,782
MFS High Income Fund - Class R6	8,805,946	29,411,860
MFS Inflation-Adjusted Bond Fund - Class R6	3,557,852	36,076,616
MFS Total Return Bond Fund - Class R6	3,308,487	34,309,007
		$ 184,295,001
International Stock Funds – 16.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	89,788	$ 1,274,997
MFS Blended Research International Equity Fund - Class R6	3,435,220	41,669,216
MFS Emerging Markets Equity Fund - Class R6	34,836	1,275,002
MFS International Growth Fund - Class R6	323,941	11,373,554
MFS International New Discovery Fund - Class R6	230,645	8,432,366
MFS International Value Fund - Class R6	258,607	11,373,556
MFS Research International Fund - Class R6	973,360	18,922,112
		$ 94,320,803
Specialty Funds – 6.9%
MFS Commodity Strategy Fund - Class R6 (v)	3,476,267	$ 20,197,109
MFS Global Real Estate Fund - Class R6	1,249,047	20,197,100
		$ 40,394,209
U.S. Stock Funds – 45.7%
MFS Blended Research Core Equity Fund - Class R6	807,464	$ 23,529,488
MFS Blended Research Growth Equity Fund - Class R6	1,864,654	27,354,478
MFS Blended Research Mid Cap Equity Fund - Class R6	3,771,523	46,276,591
MFS Blended Research Small Cap Equity Fund - Class R6	703,242	10,098,555
MFS Blended Research Value Equity Fund - Class R6	2,045,959	27,354,478
MFS Growth Fund - Class R6	251,582	27,354,478
MFS Mid Cap Growth Fund - Class R6	1,200,119	23,138,295
MFS Mid Cap Value Fund - Class R6	937,153	23,138,296
MFS New Discovery Fund - Class R6	144,803	5,049,277
MFS New Discovery Value Fund - Class R6	308,824	5,049,277
MFS Research Fund - Class R6	520,794	23,529,481
MFS Value Fund - Class R6	672,266	27,354,516
		$ 269,227,210
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.98% (v)	836,181	$ 836,097
Total Investment Companies		$589,073,320

Other Assets, Less Liabilities – (0.1)%		(356,782)
Net Assets – 100.0%		$588,716,538
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $589,073,320.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$589,073,320	$—	$—	$589,073,320
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	822,454	21,844	(36,834)	807,464
MFS Blended Research Emerging Markets Equity Fund	92,993	4,365	(7,570)	89,788
MFS Blended Research Growth Equity Fund	1,961,926	32,937	(130,209)	1,864,654
MFS Blended Research International Equity Fund	3,296,983	290,050	(151,813)	3,435,220
MFS Blended Research Mid Cap Equity Fund	3,817,196	84,929	(130,602)	3,771,523
MFS Blended Research Small Cap Equity Fund	754,803	7,985	(59,546)	703,242
MFS Blended Research Value Equity Fund	2,076,967	60,698	(91,706)	2,045,959
MFS Commodity Strategy Fund	3,288,415	343,467	(155,615)	3,476,267
MFS Emerging Markets Debt Fund	1,165,748	103,751	(25,869)	1,243,630
MFS Emerging Markets Debt Local Currency Fund	1,557,298	245,058	(35,878)	1,766,478
MFS Emerging Markets Equity Fund	37,017	1,048	(3,229)	34,836
MFS Global Bond Fund	2,237,064	276,198	(343)	2,512,919
MFS Global Real Estate Fund	1,306,843	31,642	(89,438)	1,249,047
MFS Government Securities Fund	3,033,840	481,966	(639)	3,515,167
MFS Growth Fund	266,441	5,532	(20,391)	251,582
MFS High Income Fund	8,442,799	562,389	(199,242)	8,805,946
MFS Inflation-Adjusted Bond Fund	3,339,815	254,543	(36,506)	3,557,852
MFS Institutional Money Market Portfolio	823,651	3,337,908	(3,325,378)	836,181
MFS International Growth Fund	334,347	10,132	(20,538)	323,941
MFS International New Discovery Fund	230,433	11,609	(11,397)	230,645
MFS International Value Fund	261,519	8,180	(11,092)	258,607
MFS Mid Cap Growth Fund	1,264,445	15,452	(79,778)	1,200,119
MFS Mid Cap Value Fund	959,374	18,699	(40,920)	937,153
MFS New Discovery Fund	155,215	2,994	(13,406)	144,803
MFS New Discovery Value Fund	319,411	10,978	(21,565)	308,824
MFS Research Fund	534,039	9,509	(22,754)	520,794
MFS Research International Fund	955,767	56,187	(38,594)	973,360
MFS Total Return Bond Fund	3,013,228	303,795	(8,536)	3,308,487
MFS Value Fund	684,379	19,813	(31,926)	672,266
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$43,280	$1,269,334	$—	$—	$23,529,488
MFS Blended Research Emerging Markets Equity Fund	15,323	(83,354)	—	—	1,274,997
MFS Blended Research Growth Equity Fund	300,254	1,717,102	—	—	27,354,478
MFS Blended Research International Equity Fund	(3,241)	(850,804)	—	—	41,669,216
MFS Blended Research Mid Cap Equity Fund	58,350	1,797,050	—	—	46,276,591
MFS Blended Research Small Cap Equity Fund	160,245	763,217	—	—	10,098,555
MFS Blended Research Value Equity Fund	66,512	929,300	—	—	27,354,478
MFS Commodity Strategy Fund	(215,438)	(596,766)	—	—	20,197,109
MFS Emerging Markets Debt Fund	(21,950)	(301,728)	—	204,332	17,647,114
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Debt Local Currency Fund	$(51,310)	$(765,998)	$—	$162,725	$11,764,744
MFS Emerging Markets Equity Fund	39,786	(75,291)	—	—	1,275,002
MFS Global Bond Fund	(209)	(459,435)	—	121,691	21,761,878
MFS Global Real Estate Fund	46,317	1,088,575	—	—	20,197,100
MFS Government Securities Fund	(415)	(67,941)	—	213,700	33,323,782
MFS Growth Fund	840,697	1,100,161	48,065	72,959	27,354,478
MFS High Income Fund	(42,118)	(37,667)	—	370,016	29,411,860
MFS Inflation-Adjusted Bond Fund	(11,807)	(155,887)	—	233,295	36,076,616
MFS Institutional Money Market Portfolio	10	(26)	—	3,635	836,097
MFS International Growth Fund	147,298	214,876	—	—	11,373,554
MFS International New Discovery Fund	59,435	(41,170)	—	—	8,432,366
MFS International Value Fund	111,197	157,625	—	—	11,373,556
MFS Mid Cap Growth Fund	656,794	1,192,985	—	—	23,138,295
MFS Mid Cap Value Fund	137,153	903,881	—	—	23,138,296
MFS New Discovery Fund	168,241	259,781	—	—	5,049,277
MFS New Discovery Value Fund	74,046	207,154	56,968	50,552	5,049,277
MFS Research Fund	64,010	1,416,495	—	—	23,529,481
MFS Research International Fund	12,844	162,308	—	—	18,922,112
MFS Total Return Bond Fund	(4,427)	(54,831)	—	243,891	34,309,007
MFS Value Fund	27,743	1,246,186	—	156,407	27,354,516
	$2,678,620	$10,935,132	$105,033	$1,833,203	$589,073,320

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2035 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 16.7%
MFS Emerging Markets Debt Fund - Class R6	401,520	$ 5,697,562
MFS Emerging Markets Debt Local Currency Fund - Class R6	570,402	3,798,877
MFS Global Bond Fund - Class R6	438,163	3,794,490
MFS High Income Fund - Class R6	2,844,455	9,500,478
MFS Inflation-Adjusted Bond Fund - Class R6	1,065,181	10,800,938
MFS Total Return Bond Fund - Class R6	676,260	7,012,818
		$ 40,605,163
International Stock Funds – 21.7%
MFS Blended Research Emerging Markets Equity Fund - Class R6	104,137	$ 1,478,738
MFS Blended Research International Equity Fund - Class R6	1,809,336	21,947,240
MFS Emerging Markets Equity Fund - Class R6	40,320	1,475,717
MFS International Growth Fund - Class R6	187,678	6,589,379
MFS International New Discovery Fund - Class R6	161,360	5,899,331
MFS International Value Fund - Class R6	149,752	6,586,099
MFS Research International Fund - Class R6	450,278	8,753,404
		$ 52,729,908
Specialty Funds – 8.4%
MFS Commodity Strategy Fund - Class R6 (v)	1,760,871	$ 10,230,663
MFS Global Real Estate Fund - Class R6	635,160	10,270,539
		$ 20,501,202
U.S. Stock Funds – 53.1%
MFS Blended Research Core Equity Fund - Class R6	333,157	$ 9,708,201
MFS Blended Research Growth Equity Fund - Class R6	927,102	13,600,564
MFS Blended Research Mid Cap Equity Fund - Class R6	1,819,493	22,325,178
MFS Blended Research Small Cap Equity Fund - Class R6	356,256	5,115,839
MFS Blended Research Value Equity Fund - Class R6	1,020,975	13,650,430
MFS Growth Fund - Class R6	124,762	13,565,356
MFS Mid Cap Growth Fund - Class R6	578,287	11,149,371
MFS Mid Cap Value Fund - Class R6	454,486	11,221,263
MFS New Discovery Fund - Class R6	73,029	2,546,524
MFS New Discovery Value Fund - Class R6	156,648	2,561,199
MFS Research Fund - Class R6	214,892	9,708,831
MFS Value Fund - Class R6	336,518	13,692,928
		$ 128,845,684
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.98% (v)	377,583	$ 377,546
Total Investment Companies		$243,059,503

Other Assets, Less Liabilities – (0.1)%		(141,041)
Net Assets – 100.0%		$242,918,462
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $243,059,503.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$243,059,503	$—	$—	$243,059,503
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	327,942	11,380	(6,165)	333,157
MFS Blended Research Emerging Markets Equity Fund	94,792	12,425	(3,080)	104,137
MFS Blended Research Growth Equity Fund	931,476	17,644	(22,018)	927,102
MFS Blended Research International Equity Fund	1,665,331	183,331	(39,326)	1,809,336
MFS Blended Research Mid Cap Equity Fund	1,769,573	70,523	(20,603)	1,819,493
MFS Blended Research Small Cap Equity Fund	365,312	3,174	(12,230)	356,256
MFS Blended Research Value Equity Fund	984,856	51,786	(15,667)	1,020,975
MFS Commodity Strategy Fund	1,591,571	209,162	(39,862)	1,760,871
MFS Emerging Markets Debt Fund	356,048	48,638	(3,166)	401,520
MFS Emerging Markets Debt Local Currency Fund	478,086	94,666	(2,350)	570,402
MFS Emerging Markets Equity Fund	37,728	3,661	(1,069)	40,320
MFS Global Bond Fund	387,239	52,872	(1,948)	438,163
MFS Global Real Estate Fund	638,223	27,634	(30,697)	635,160
MFS Growth Fund	125,681	2,900	(3,819)	124,762
MFS High Income Fund	2,570,560	304,352	(30,457)	2,844,455
MFS Inflation-Adjusted Bond Fund	982,583	99,331	(16,733)	1,065,181
MFS Institutional Money Market Portfolio	574,698	919,572	(1,116,687)	377,583
MFS International Growth Fund	184,046	8,109	(4,477)	187,678
MFS International New Discovery Fund	154,298	9,951	(2,889)	161,360
MFS International Value Fund	144,941	6,912	(2,101)	149,752
MFS Mid Cap Growth Fund	586,510	7,535	(15,758)	578,287
MFS Mid Cap Value Fund	442,901	16,834	(5,249)	454,486
MFS New Discovery Fund	74,877	1,434	(3,282)	73,029
MFS New Discovery Value Fund	154,744	4,922	(3,018)	156,648
MFS Research Fund	213,367	4,835	(3,310)	214,892
MFS Research International Fund	426,337	31,006	(7,065)	450,278
MFS Total Return Bond Fund	630,135	56,466	(10,341)	676,260
MFS Value Fund	326,238	16,697	(6,417)	336,518
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$943	$533,713	$—	$—	$9,708,201
MFS Blended Research Emerging Markets Equity Fund	(1,839)	(69,227)	—	—	1,478,738
MFS Blended Research Growth Equity Fund	4,200	970,502	—	—	13,600,564
MFS Blended Research International Equity Fund	(10,023)	(427,534)	—	—	21,947,240
MFS Blended Research Mid Cap Equity Fund	2,537	864,495	—	—	22,325,178
MFS Blended Research Small Cap Equity Fund	12,754	441,780	—	—	5,115,839
MFS Blended Research Value Equity Fund	1,972	489,261	—	—	13,650,430
MFS Commodity Strategy Fund	(5,862)	(403,969)	—	—	10,230,663
MFS Emerging Markets Debt Fund	(2,617)	(94,948)	—	64,292	5,697,562
MFS Emerging Markets Debt Local Currency Fund	(1,852)	(250,777)	—	51,464	3,798,877
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(784)	$(35,969)	$—	$—	$1,475,717
MFS Global Bond Fund	(597)	(79,084)	—	21,247	3,794,490
MFS Global Real Estate Fund	(3,240)	573,921	—	—	10,270,539
MFS Growth Fund	11,809	917,916	23,601	35,823	13,565,356
MFS High Income Fund	(4,033)	(18,667)	—	116,272	9,500,478
MFS Inflation-Adjusted Bond Fund	(4,165)	(45,347)	—	69,549	10,800,938
MFS Institutional Money Market Portfolio	11	(4)	—	1,762	377,546
MFS International Growth Fund	1,678	204,247	—	—	6,589,379
MFS International New Discovery Fund	(911)	12,122	—	—	5,899,331
MFS International Value Fund	(264)	153,077	—	—	6,586,099
MFS Mid Cap Growth Fund	17,296	848,783	—	—	11,149,371
MFS Mid Cap Value Fund	282	497,997	—	—	11,221,263
MFS New Discovery Fund	17,668	192,083	—	—	2,546,524
MFS New Discovery Value Fund	1,705	134,817	29,305	26,006	2,561,199
MFS Research Fund	1,378	601,234	—	—	9,708,831
MFS Research International Fund	(225)	82,946	—	—	8,753,404
MFS Total Return Bond Fund	(4,330)	(7,688)	—	50,675	7,012,818
MFS Value Fund	(2,095)	630,618	—	77,126	13,692,928
	$31,396	$6,716,298	$52,906	$514,216	$243,059,503

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2040 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 9.3%
MFS Emerging Markets Debt Fund - Class R6	264,016	$ 3,746,384
MFS Emerging Markets Debt Local Currency Fund - Class R6	375,027	2,497,682
MFS Global Bond Fund - Class R6	288,373	2,497,313
MFS High Income Fund - Class R6	1,869,464	6,244,010
MFS Inflation-Adjusted Bond Fund - Class R6	1,394,900	14,144,284
MFS Total Return Bond Fund - Class R6	1,123,222	11,647,814
		$ 40,777,487
International Stock Funds – 25.8%
MFS Blended Research Emerging Markets Equity Fund - Class R6	266,549	$ 3,784,988
MFS Blended Research International Equity Fund - Class R6	3,741,254	45,381,410
MFS Emerging Markets Equity Fund - Class R6	103,411	3,784,854
MFS International Growth Fund - Class R6	403,984	14,183,882
MFS International New Discovery Fund - Class R6	414,090	15,139,138
MFS International Value Fund - Class R6	322,502	14,183,617
MFS Research International Fund - Class R6	875,164	17,013,194
		$ 113,471,083
Specialty Funds – 9.4%
MFS Commodity Strategy Fund - Class R6 (v)	3,579,610	$ 20,797,532
MFS Global Real Estate Fund - Class R6	1,286,309	20,799,619
		$ 41,597,151
U.S. Stock Funds – 55.6%
MFS Blended Research Core Equity Fund - Class R6	605,299	$ 17,638,421
MFS Blended Research Growth Equity Fund - Class R6	1,760,954	25,833,193
MFS Blended Research Mid Cap Equity Fund - Class R6	3,491,640	42,842,424
MFS Blended Research Small Cap Equity Fund - Class R6	724,196	10,399,456
MFS Blended Research Value Equity Fund - Class R6	1,932,198	25,833,482
MFS Growth Fund - Class R6	237,573	25,831,336
MFS Mid Cap Growth Fund - Class R6	1,111,092	21,421,856
MFS Mid Cap Value Fund - Class R6	867,728	21,424,199
MFS New Discovery Fund - Class R6	149,087	5,198,650
MFS New Discovery Value Fund - Class R6	318,034	5,199,848
MFS Research Fund - Class R6	390,410	17,638,742
MFS Value Fund - Class R6	635,798	25,870,634
		$ 245,132,241
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.98% (v)	100,971	$ 100,961
Total Investment Companies		$441,078,923

Other Assets, Less Liabilities – (0.1)%		(257,983)
Net Assets – 100.0%		$440,820,940
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $441,078,923.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$441,078,923	$—	$—	$441,078,923
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	621,458	6,042	(22,201)	605,299
MFS Blended Research Emerging Markets Equity Fund	251,297	23,231	(7,979)	266,549
MFS Blended Research Growth Equity Fund	1,840,047	8,990	(88,083)	1,760,954
MFS Blended Research International Equity Fund	3,579,344	247,172	(85,262)	3,741,254
MFS Blended Research Mid Cap Equity Fund	3,529,760	64,520	(102,640)	3,491,640
MFS Blended Research Small Cap Equity Fund	773,341	3,479	(52,624)	724,196
MFS Blended Research Value Equity Fund	1,947,078	34,414	(49,294)	1,932,198
MFS Commodity Strategy Fund	3,362,737	331,261	(114,388)	3,579,610
MFS Emerging Markets Debt Fund	227,954	36,143	(81)	264,016
MFS Emerging Markets Debt Local Currency Fund	304,753	70,274	—	375,027
MFS Emerging Markets Equity Fund	99,839	6,414	(2,842)	103,411
MFS Global Bond Fund	247,770	40,733	(130)	288,373
MFS Global Real Estate Fund	1,357,073	37,161	(107,925)	1,286,309
MFS Growth Fund	248,301	3,287	(14,015)	237,573
MFS High Income Fund	1,644,753	226,591	(1,880)	1,869,464
MFS Inflation-Adjusted Bond Fund	1,327,564	112,054	(44,718)	1,394,900
MFS Institutional Money Market Portfolio	117,304	1,662,259	(1,678,592)	100,971
MFS International Growth Fund	411,246	7,844	(15,106)	403,984
MFS International New Discovery Fund	408,599	17,870	(12,379)	414,090
MFS International Value Fund	323,268	8,024	(8,790)	322,502
MFS Mid Cap Growth Fund	1,168,014	10,281	(67,203)	1,111,092
MFS Mid Cap Value Fund	883,860	10,101	(26,233)	867,728
MFS New Discovery Fund	158,636	3,051	(12,600)	149,087
MFS New Discovery Value Fund	327,355	8,184	(17,505)	318,034
MFS Research Fund	404,129	1,489	(15,208)	390,410
MFS Research International Fund	862,168	31,084	(18,088)	875,164
MFS Total Return Bond Fund	1,086,024	74,069	(36,871)	1,123,222
MFS Value Fund	644,286	9,762	(18,250)	635,798
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$13,855	$973,591	$—	$—	$17,638,421
MFS Blended Research Emerging Markets Equity Fund	(4,684)	(181,203)	—	—	3,784,988
MFS Blended Research Growth Equity Fund	47,979	1,843,796	—	—	25,833,193
MFS Blended Research International Equity Fund	(13,200)	(926,842)	—	—	45,381,410
MFS Blended Research Mid Cap Equity Fund	40,062	1,672,531	—	—	42,842,424
MFS Blended Research Small Cap Equity Fund	138,436	809,667	—	—	10,399,456
MFS Blended Research Value Equity Fund	10,757	926,861	—	—	25,833,482
MFS Commodity Strategy Fund	(89,185)	(745,951)	—	—	20,797,532
MFS Emerging Markets Debt Fund	(92)	(62,126)	—	41,240	3,746,384
MFS Emerging Markets Debt Local Currency Fund	—	(160,182)	—	32,835	2,497,682
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$(1,947)	$(94,564)	$—	$—	$3,784,854
MFS Global Bond Fund	(49)	(50,978)	—	13,628	2,497,313
MFS Global Real Estate Fund	17,098	1,152,708	—	—	20,799,619
MFS Growth Fund	271,433	1,538,727	45,235	68,662	25,831,336
MFS High Income Fund	(263)	(14,003)	—	74,690	6,244,010
MFS Inflation-Adjusted Bond Fund	(11,552)	(53,776)	—	91,643	14,144,284
MFS Institutional Money Market Portfolio	(1)	(2)	—	418	100,961
MFS International Growth Fund	20,340	427,264	—	—	14,183,882
MFS International New Discovery Fund	18,888	10,554	—	—	15,139,138
MFS International Value Fund	2,002	329,815	—	—	14,183,617
MFS Mid Cap Growth Fund	456,954	1,245,012	—	—	21,421,856
MFS Mid Cap Value Fund	15,718	947,561	—	—	21,424,199
MFS New Discovery Fund	149,036	289,483	—	—	5,198,650
MFS New Discovery Value Fund	30,301	256,812	59,403	52,714	5,199,848
MFS Research Fund	21,255	1,092,649	—	—	17,638,742
MFS Research International Fund	3,800	150,787	—	—	17,013,194
MFS Total Return Bond Fund	(15,083)	(5,398)	—	85,194	11,647,814
MFS Value Fund	2,001	1,198,406	—	147,513	25,870,634
	$1,123,859	$12,571,199	$104,638	$608,537	$441,078,923

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2045 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	427,737	$ 4,337,251
MFS Total Return Bond Fund - Class R6	418,250	4,337,255
		$ 8,674,506
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	122,161	$ 1,734,681
MFS Blended Research International Equity Fund - Class R6	1,573,133	19,082,099
MFS Emerging Markets Equity Fund - Class R6	47,392	1,734,555
MFS International Growth Fund - Class R6	172,916	6,071,075
MFS International New Discovery Fund - Class R6	189,775	6,938,163
MFS International Value Fund - Class R6	138,043	6,071,150
MFS Research International Fund - Class R6	356,933	6,938,785
		$ 48,570,508
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,492,991	$ 8,674,280
MFS Global Real Estate Fund - Class R6	538,156	8,701,976
		$ 17,376,256
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	238,127	$ 6,939,020
MFS Blended Research Growth Equity Fund - Class R6	709,376	10,406,542
MFS Blended Research Mid Cap Equity Fund - Class R6	1,413,716	17,346,291
MFS Blended Research Small Cap Equity Fund - Class R6	302,249	4,340,297
MFS Blended Research Value Equity Fund - Class R6	778,594	10,409,806
MFS Growth Fund - Class R6	95,683	10,403,675
MFS Mid Cap Growth Fund - Class R6	449,741	8,671,003
MFS Mid Cap Value Fund - Class R6	351,426	8,676,699
MFS New Discovery Fund - Class R6	62,160	2,167,508
MFS New Discovery Value Fund - Class R6	132,726	2,170,072
MFS Research Fund - Class R6	153,583	6,938,868
MFS Value Fund - Class R6	255,931	10,413,858
		$ 98,883,639
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.98% (v)	350,332	$ 350,297
Total Investment Companies		$173,855,206

Other Assets, Less Liabilities – (0.1)%		(99,142)
Net Assets – 100.0%		$173,756,064
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $173,855,206.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$173,855,206	$—	$—	$173,855,206
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	233,594	8,026	(3,493)	238,127
MFS Blended Research Emerging Markets Equity Fund	108,327	16,788	(2,954)	122,161
MFS Blended Research Growth Equity Fund	707,580	17,286	(15,490)	709,376
MFS Blended Research International Equity Fund	1,429,331	171,163	(27,361)	1,573,133
MFS Blended Research Mid Cap Equity Fund	1,362,664	64,076	(13,024)	1,413,716
MFS Blended Research Small Cap Equity Fund	306,507	6,400	(10,658)	302,249
MFS Blended Research Value Equity Fund	748,771	44,175	(14,352)	778,594
MFS Commodity Strategy Fund	1,335,908	185,924	(28,841)	1,492,991
MFS Emerging Markets Equity Fund	43,100	5,198	(906)	47,392
MFS Global Real Estate Fund	537,446	27,573	(26,863)	538,156
MFS Growth Fund	95,419	3,112	(2,848)	95,683
MFS Inflation-Adjusted Bond Fund	398,056	37,666	(7,985)	427,737
MFS Institutional Money Market Portfolio	320,116	626,313	(596,097)	350,332
MFS International Growth Fund	166,981	8,908	(2,973)	172,916
MFS International New Discovery Fund	176,450	15,338	(2,013)	189,775
MFS International Value Fund	131,560	8,036	(1,553)	138,043
MFS Mid Cap Growth Fund	450,933	12,203	(13,395)	449,741
MFS Mid Cap Value Fund	341,246	15,692	(5,512)	351,426
MFS New Discovery Fund	62,780	2,189	(2,809)	62,160
MFS New Discovery Value Fund	129,882	6,060	(3,216)	132,726
MFS Research Fund	151,881	3,364	(1,662)	153,583
MFS Research International Fund	334,557	26,731	(4,355)	356,933
MFS Total Return Bond Fund	389,221	35,943	(6,914)	418,250
MFS Value Fund	247,886	13,287	(5,242)	255,931
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(26)	$380,236	$—	$—	$6,939,020
MFS Blended Research Emerging Markets Equity Fund	(2,732)	(79,128)	—	—	1,734,681
MFS Blended Research Growth Equity Fund	4,583	736,818	—	—	10,406,542
MFS Blended Research International Equity Fund	(9,648)	(367,258)	—	—	19,082,099
MFS Blended Research Mid Cap Equity Fund	2,513	666,610	—	—	17,346,291
MFS Blended Research Small Cap Equity Fund	11,565	371,916	—	—	4,340,297
MFS Blended Research Value Equity Fund	1,916	372,130	—	—	10,409,806
MFS Commodity Strategy Fund	(7,587)	(338,665)	—	—	8,674,280
MFS Emerging Markets Equity Fund	(985)	(41,345)	—	—	1,734,555
MFS Global Real Estate Fund	(2,243)	483,377	—	—	8,701,976
MFS Growth Fund	14,904	694,124	17,956	27,256	10,403,675
MFS Inflation-Adjusted Bond Fund	(2,125)	(17,812)	—	28,147	4,337,251
MFS Institutional Money Market Portfolio	3	—	—	1,646	350,297
MFS International Growth Fund	504	187,769	—	—	6,071,075
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(951)	$14,248	$—	$—	$6,938,163
MFS International Value Fund	132	139,640	—	—	6,071,150
MFS Mid Cap Growth Fund	15,778	653,595	—	—	8,671,003
MFS Mid Cap Value Fund	651	384,830	—	—	8,676,699
MFS New Discovery Fund	9,768	166,718	—	—	2,167,508
MFS New Discovery Value Fund	1,880	113,116	24,829	22,034	2,170,072
MFS Research Fund	613	428,361	—	—	6,938,868
MFS Research International Fund	22	65,514	—	—	6,938,785
MFS Total Return Bond Fund	(2,898)	(4,588)	—	31,422	4,337,255
MFS Value Fund	(1,095)	479,004	—	58,755	10,413,858
	$34,542	$5,489,210	$42,785	$169,260	$173,855,206

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2050 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	540,211	$ 5,477,742
MFS Total Return Bond Fund - Class R6	528,365	5,479,146
		$ 10,956,888
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	154,579	$ 2,195,024
MFS Blended Research International Equity Fund - Class R6	1,989,704	24,135,108
MFS Emerging Markets Equity Fund - Class R6	59,859	2,190,830
MFS International Growth Fund - Class R6	218,362	7,666,694
MFS International New Discovery Fund - Class R6	239,585	8,759,220
MFS International Value Fund - Class R6	174,307	7,666,045
MFS Research International Fund - Class R6	450,994	8,767,315
		$ 61,380,236
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	1,887,690	$ 10,967,479
MFS Global Real Estate Fund - Class R6	680,595	11,005,225
		$ 21,972,704
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	300,857	$ 8,766,988
MFS Blended Research Growth Equity Fund - Class R6	895,163	13,132,035
MFS Blended Research Mid Cap Equity Fund - Class R6	1,781,808	21,862,782
MFS Blended Research Small Cap Equity Fund - Class R6	381,113	5,472,790
MFS Blended Research Value Equity Fund - Class R6	987,040	13,196,720
MFS Growth Fund - Class R6	120,539	13,106,229
MFS Mid Cap Growth Fund - Class R6	566,423	10,920,628
MFS Mid Cap Value Fund - Class R6	445,233	10,992,791
MFS New Discovery Fund - Class R6	78,126	2,724,265
MFS New Discovery Value Fund - Class R6	167,592	2,740,134
MFS Research Fund - Class R6	194,058	8,767,547
MFS Value Fund - Class R6	325,085	13,227,689
		$ 124,910,598
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 1.98% (v)	327,891	$ 327,858
Total Investment Companies		$219,548,284

Other Assets, Less Liabilities – (0.0)%		(66,217)
Net Assets – 100.0%		$219,482,067
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $219,548,284.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$219,548,284	$—	$—	$219,548,284
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	299,645	5,474	(4,262)	300,857
MFS Blended Research Emerging Markets Equity Fund	139,191	18,688	(3,300)	154,579
MFS Blended Research Growth Equity Fund	907,316	10,190	(22,343)	895,163
MFS Blended Research International Equity Fund	1,834,193	185,903	(30,392)	1,989,704
MFS Blended Research Mid Cap Equity Fund	1,747,444	53,688	(19,324)	1,781,808
MFS Blended Research Small Cap Equity Fund	393,075	3,957	(15,919)	381,113
MFS Blended Research Value Equity Fund	960,196	39,260	(12,416)	987,040
MFS Commodity Strategy Fund	1,710,950	207,763	(31,023)	1,887,690
MFS Emerging Markets Equity Fund	55,390	5,575	(1,106)	59,859
MFS Global Real Estate Fund	690,240	28,990	(38,635)	680,595
MFS Growth Fund	122,417	2,326	(4,204)	120,539
MFS Inflation-Adjusted Bond Fund	510,453	41,714	(11,956)	540,211
MFS Institutional Money Market Portfolio	330,470	1,080,366	(1,082,945)	327,891
MFS International Growth Fund	214,254	7,509	(3,401)	218,362
MFS International New Discovery Fund	226,441	15,844	(2,700)	239,585
MFS International Value Fund	168,661	7,419	(1,773)	174,307
MFS Mid Cap Growth Fund	578,630	7,190	(19,397)	566,423
MFS Mid Cap Value Fund	437,481	12,500	(4,748)	445,233
MFS New Discovery Fund	80,533	1,569	(3,976)	78,126
MFS New Discovery Value Fund	166,485	4,824	(3,717)	167,592
MFS Research Fund	194,813	1,923	(2,678)	194,058
MFS Research International Fund	429,357	26,293	(4,656)	450,994
MFS Total Return Bond Fund	499,304	39,707	(10,646)	528,365
MFS Value Fund	317,930	11,734	(4,579)	325,085
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(98)	$(84,205)	$—	$—	$8,766,988
MFS Blended Research Emerging Markets Equity Fund	(2,382)	(323,837)	—	—	2,195,024
MFS Blended Research Growth Equity Fund	6,138	3,417,566	—	—	13,132,035
MFS Blended Research International Equity Fund	(9,248)	886,742	—	—	24,135,108
MFS Blended Research Mid Cap Equity Fund	2,369	1,703,429	—	—	21,862,782
MFS Blended Research Small Cap Equity Fund	14,767	594,203	—	—	5,472,790
MFS Blended Research Value Equity Fund	1,475	(2,937,737)	—	—	13,196,720
MFS Commodity Strategy Fund	(5,410)	(4,059,096)	—	—	10,967,479
MFS Emerging Markets Equity Fund	(844)	(1,124,712)	—	—	2,190,830
MFS Global Real Estate Fund	(8,118)	891,525	—	—	11,005,225
MFS Growth Fund	15,941	3,491,084	22,884	34,735	13,106,229
MFS Inflation-Adjusted Bond Fund	(3,006)	(812,918)	—	35,739	5,477,742
MFS Institutional Money Market Portfolio	(3)	(2,306,993)	—	1,511	327,858
MFS International Growth Fund	16	341,285	—	—	7,666,694
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(1,196)	$(1,080,956)	$—	$—	$8,759,220
MFS International Value Fund	(331)	2,162,531	—	—	7,666,045
MFS Mid Cap Growth Fund	21,073	1,394,949	—	—	10,920,628
MFS Mid Cap Value Fund	(298)	2,356,967	—	—	10,992,791
MFS New Discovery Fund	15,429	(851,516)	—	—	2,724,265
MFS New Discovery Value Fund	1,043	(348,933)	31,360	27,829	2,740,134
MFS Research Fund	1,266	1,719,007	—	—	8,767,547
MFS Research International Fund	(171)	(181,727)	—	—	8,767,315
MFS Total Return Bond Fund	(4,477)	(679,562)	—	39,982	5,479,146
MFS Value Fund	(1,685)	2,818,612	—	74,340	13,227,689
	$42,250	$6,985,708	$54,244	$214,136	$219,548,284

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2055 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.1%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	219,319	$ 2,223,898
MFS Total Return Bond Fund - Class R6	214,457	2,223,918
		$ 4,447,816
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	62,648	$ 889,606
MFS Blended Research International Equity Fund - Class R6	806,742	9,785,786
MFS Emerging Markets Equity Fund - Class R6	24,304	889,516
MFS International Growth Fund - Class R6	88,669	3,113,160
MFS International New Discovery Fund - Class R6	97,314	3,557,798
MFS International Value Fund - Class R6	70,786	3,113,182
MFS Research International Fund - Class R6	183,037	3,558,235
		$ 24,907,283
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	765,657	$ 4,448,466
MFS Global Real Estate Fund - Class R6	275,660	4,457,433
		$ 8,905,899
U.S. Stock Funds – 56.9%
MFS Blended Research Core Equity Fund - Class R6	122,097	$ 3,557,895
MFS Blended Research Growth Equity Fund - Class R6	363,687	5,335,295
MFS Blended Research Mid Cap Equity Fund - Class R6	724,855	8,893,976
MFS Blended Research Small Cap Equity Fund - Class R6	154,863	2,223,837
MFS Blended Research Value Equity Fund - Class R6	399,252	5,337,997
MFS Growth Fund - Class R6	49,056	5,333,902
MFS Mid Cap Growth Fund - Class R6	230,594	4,445,851
MFS Mid Cap Value Fund - Class R6	180,211	4,449,411
MFS New Discovery Fund - Class R6	31,871	1,111,324
MFS New Discovery Value Fund - Class R6	68,014	1,112,025
MFS Research Fund - Class R6	78,743	3,557,597
MFS Value Fund - Class R6	131,413	5,347,181
		$ 50,706,291
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 1.98% (v)	228,901	$ 228,878
Total Investment Companies		$89,196,167

Other Assets, Less Liabilities – (0.1)%		(51,116)
Net Assets – 100.0%		$89,145,051
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $89,196,167.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
1

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other
2

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$89,196,167	$—	$—	$89,196,167
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	115,000	8,479	(1,382)	122,097
MFS Blended Research Emerging Markets Equity Fund	53,144	10,712	(1,208)	62,648
MFS Blended Research Growth Equity Fund	348,639	21,415	(6,367)	363,687
MFS Blended Research International Equity Fund	703,007	113,675	(9,940)	806,742
MFS Blended Research Mid Cap Equity Fund	671,364	59,584	(6,093)	724,855
MFS Blended Research Small Cap Equity Fund	150,949	7,859	(3,945)	154,863
MFS Blended Research Value Equity Fund	368,549	35,720	(5,017)	399,252
MFS Commodity Strategy Fund	655,689	125,668	(15,700)	765,657
MFS Emerging Markets Equity Fund	21,162	3,512	(370)	24,304
MFS Global Real Estate Fund	264,565	23,425	(12,330)	275,660
MFS Growth Fund	46,966	3,390	(1,300)	49,056
MFS Inflation-Adjusted Bond Fund	195,356	27,825	(3,862)	219,319
MFS Institutional Money Market Portfolio	222,800	422,624	(416,523)	228,901
MFS International Growth Fund	81,851	7,650	(832)	88,669
MFS International New Discovery Fund	86,813	11,228	(727)	97,314
MFS International Value Fund	64,593	6,632	(439)	70,786
MFS Mid Cap Growth Fund	222,341	12,995	(4,742)	230,594
MFS Mid Cap Value Fund	167,876	14,496	(2,161)	180,211
MFS New Discovery Fund	30,895	1,859	(883)	31,871
MFS New Discovery Value Fund	63,969	5,196	(1,151)	68,014
MFS Research Fund	74,763	4,877	(897)	78,743
MFS Research International Fund	164,490	20,066	(1,519)	183,037
MFS Total Return Bond Fund	191,143	26,723	(3,409)	214,457
MFS Value Fund	122,164	11,049	(1,800)	131,413
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(566)	$190,956	$—	$—	$3,557,895
MFS Blended Research Emerging Markets Equity Fund	(1,481)	(39,439)	—	—	889,606
MFS Blended Research Growth Equity Fund	(1,062)	370,124	—	—	5,335,295
MFS Blended Research International Equity Fund	(5,041)	(183,809)	—	—	9,785,786
MFS Blended Research Mid Cap Equity Fund	(1,292)	331,883	—	—	8,893,976
MFS Blended Research Small Cap Equity Fund	1,552	188,409	—	—	2,223,837
MFS Blended Research Value Equity Fund	(825)	189,708	—	—	5,337,997
MFS Commodity Strategy Fund	(4,029)	(172,108)	—	—	4,448,466
MFS Emerging Markets Equity Fund	(823)	(20,410)	—	—	889,516
MFS Global Real Estate Fund	(4,352)	246,411	—	—	4,457,433
MFS Growth Fund	1,054	351,359	—	22,712	5,333,902
MFS Inflation-Adjusted Bond Fund	(903)	(9,215)	—	14,179	2,223,898
MFS Institutional Money Market Portfolio	(3)	—	—	1,074	228,878
MFS International Growth Fund	(116)	94,663	—	—	3,113,160
3

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(429)	$6,752	$—	$—	$3,557,798
MFS International Value Fund	(47)	70,378	—	—	3,113,182
MFS Mid Cap Growth Fund	2,171	329,197	—	—	4,445,851
MFS Mid Cap Value Fund	(215)	194,636	—	—	4,449,411
MFS New Discovery Fund	1,690	84,878	—	—	1,111,324
MFS New Discovery Value Fund	(145)	56,706	12,694	11,265	1,112,025
MFS Research Fund	(461)	215,296	—	—	3,557,597
MFS Research International Fund	(253)	33,752	—	—	3,558,235
MFS Total Return Bond Fund	(1,341)	(2,259)	—	15,816	2,223,918
MFS Value Fund	(2,925)	244,669	9,020	20,659	5,347,181
	$(19,842)	$2,772,537	$21,714	$85,705	$89,196,167

4

Quarterly Report
July 31, 2018
MFS®  Lifetime®  2060 Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 99.8%
Bond Funds – 5.0%
MFS Inflation-Adjusted Bond Fund - Class R6	11,432	$ 115,921
MFS Total Return Bond Fund - Class R6	11,177	115,907
		$ 231,828
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	3,259	$ 46,275
MFS Blended Research International Equity Fund - Class R6	42,004	509,507
MFS Emerging Markets Equity Fund - Class R6	1,264	46,255
MFS International Growth Fund - Class R6	4,611	161,897
MFS International New Discovery Fund - Class R6	5,062	185,067
MFS International Value Fund - Class R6	3,683	161,960
MFS Research International Fund - Class R6	9,524	185,141
		$ 1,296,102
Specialty Funds – 10.0%
MFS Commodity Strategy Fund - Class R6 (v)	39,929	$ 231,990
MFS Global Real Estate Fund - Class R6	14,379	232,505
		$ 464,495
U.S. Stock Funds – 56.7%
MFS Blended Research Core Equity Fund - Class R6	6,348	$ 184,986
MFS Blended Research Growth Equity Fund - Class R6	18,902	277,291
MFS Blended Research Mid Cap Equity Fund - Class R6	37,678	462,311
MFS Blended Research Small Cap Equity Fund - Class R6	8,055	115,675
MFS Blended Research Value Equity Fund - Class R6	20,799	278,083
MFS Growth Fund - Class R6	2,548	277,012
MFS Mid Cap Growth Fund - Class R6	11,980	230,974
MFS Mid Cap Value Fund - Class R6	9,373	231,423
MFS New Discovery Fund - Class R6	1,655	57,722
MFS New Discovery Value Fund - Class R6	3,539	57,859
MFS Research Fund - Class R6	4,094	184,959
MFS Value Fund - Class R6	6,839	278,260
		$ 2,636,555
Money Market Funds – 0.2%
MFS Institutional Money Market Portfolio, 1.98% (v)	12,058	$ 12,057
Total Investment Companies		$4,641,037
Other Assets, Less Liabilities – 0.2%		7,984
Net Assets – 100.0%		$4,649,021
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate value of the fund’s investments in affiliated issuers was $4,641,037.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Equity securities, including restricted equity securities and equity securities held short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Mutual Funds	$4,641,037	$—	$—	$4,641,037
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Blended Research Core Equity Fund	5,214	1,535	(401)	6,348
MFS Blended Research Emerging Markets Equity Fund	2,401	1,019	(161)	3,259
MFS Blended Research Growth Equity Fund	15,809	4,336	(1,243)	18,902
MFS Blended Research International Equity Fund	31,840	12,044	(1,880)	42,004
MFS Blended Research Mid Cap Equity Fund	30,463	9,527	(2,312)	37,678
MFS Blended Research Small Cap Equity Fund	6,848	1,872	(665)	8,055
MFS Blended Research Value Equity Fund	16,705	5,369	(1,275)	20,799
MFS Commodity Strategy Fund	29,616	12,721	(2,408)	39,929
MFS Emerging Markets Equity Fund	955	372	(63)	1,264
MFS Global Real Estate Fund	11,813	3,610	(1,044)	14,379
MFS Growth Fund	2,126	603	(181)	2,548
MFS Inflation-Adjusted Bond Fund	8,807	3,402	(777)	11,432
MFS Institutional Money Market Portfolio	10,026	167,572	(165,540)	12,058
MFS International Growth Fund	3,694	1,137	(220)	4,611
MFS International New Discovery Fund	3,933	1,374	(245)	5,062
MFS International Value Fund	2,925	935	(177)	3,683
MFS Mid Cap Growth Fund	10,087	2,745	(852)	11,980
MFS Mid Cap Value Fund	7,607	2,329	(563)	9,373
MFS New Discovery Fund	1,400	397	(142)	1,655
MFS New Discovery Value Fund	2,901	889	(251)	3,539
MFS Research Fund	3,388	967	(261)	4,094
MFS Research International Fund	7,450	2,528	(454)	9,524
MFS Total Return Bond Fund	8,637	3,267	(727)	11,177
MFS Value Fund	5,544	1,693	(398)	6,839
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Blended Research Core Equity Fund	$(291)	$9,244	$—	$—	$184,986
MFS Blended Research Emerging Markets Equity Fund	(195)	(1,696)	—	—	46,275
MFS Blended Research Growth Equity Fund	(212)	17,116	—	—	277,291
MFS Blended Research International Equity Fund	(1,069)	(7,255)	—	—	509,507
MFS Blended Research Mid Cap Equity Fund	(307)	15,155	—	—	462,311
MFS Blended Research Small Cap Equity Fund	205	8,510	—	—	115,675
MFS Blended Research Value Equity Fund	(522)	9,792	—	—	278,083
MFS Commodity Strategy Fund	20	(8,433)	—	—	231,990
MFS Emerging Markets Equity Fund	(129)	(864)	—	—	46,255
MFS Global Real Estate Fund	(287)	11,741	—	—	232,505
MFS Growth Fund	119	15,661	442	672	277,012
MFS Inflation-Adjusted Bond Fund	(163)	(329)	—	682	115,921
MFS Institutional Money Market Portfolio	3	(1)	—	60	12,057
MFS International Growth Fund	(85)	4,633	—	—	161,897

Supplemental Information (unaudited) – continued
Affiliated Issuers − continued	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS International New Discovery Fund	$(90)	$346	$—	$—	$185,067
MFS International Value Fund	(245)	3,608	—	—	161,960
MFS Mid Cap Growth Fund	156	14,789	—	—	230,974
MFS Mid Cap Value Fund	(269)	9,657	—	—	231,423
MFS New Discovery Fund	162	3,682	—	—	57,722
MFS New Discovery Value Fund	(2)	2,514	662	588	57,859
MFS Research Fund	(222)	10,305	—	—	184,959
MFS Research International Fund	(337)	2,140	—	—	185,141
MFS Total Return Bond Fund	(247)	103	—	757	115,907
MFS Value Fund	(1,245)	13,095	—	1,449	278,260
	$(5,252)	$133,513	$1,104	$4,208	$4,641,037

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.